Derivative Warrant Liability - Schedule of Fair Value of the Derivative Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Derivative Warrant Liability [Abstract]
Balance at beginning	$ 105	$ 398	$ 516
Changes in fair value	211	(293)	(118)
Reclassification to equity	(316)
Balance at ending		$ 105	$ 398